Stockholders' Equity (Deficit) - Common Stock (Details)		12 Months Ended
	Aug. 26, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Business Acquisition [Line Items]
Issuance of common stock upon reverse recapitalization and PIPE Financing (in shares) | shares	27,346,449
Proceeds from Merger and PIPE financing, net of offering costs paid	$ 242,400,000	$ 242,400,000	$ 0
Transaction costs	$ 3,900,000
Common stock, shares outstanding (in shares) | shares	103,003,384	103,003,646	5,822,396
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized (in shares) | shares		250,000,000	340,216,780
Dividends, common stock		$ 0
Number of vote per common share held | Vote		1
Common Stock
Business Acquisition [Line Items]
Issuance of common stock upon reverse recapitalization and PIPE Financing (in shares) | shares	27,346,449
Alpha Healthcare Acquisition Corp. and Hunter Merger Sub, Inc.
Business Acquisition [Line Items]
Liabilities assumed	$ 15,200,000
Assets assumed	$ 100,000